Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Fair Value Measurement

22. Fair Value Measurement

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis include short-term investments, long-term financial instruments and investment in equity securities with readily determinable fair values.

The following table presents the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2025.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	6,082,161		6,082,161
Equity securities with readily determinable fair values	140,985	140,985
Total	6,223,146	140,985	6,082,161

22. Fair Value Measurement (Continued)

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	6,164,061		6,164,061
Equity securities with readily determinable fair value	14,894	14,894
Total	6,178,955	14,894	6,164,061

Valuation Techniques

Fair value of short-term investments and long-term financial instruments is estimated based on quoted prices of similar financial products provided by the banks at the end of each period (Level 2).

Equity securities with readily determinable fair values: Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The related gain/(loss) amounts are recognized in “Interest income and investment income, net” in the consolidated statements of comprehensive income.

Assets measured at fair value on a non-recurring basis

Assets measured at fair value on a non-recurring basis include: investments in equity securities without readily determinable fair values and equity method investments, as well as property, plant and equipment and inventories. For investments in equity securities without readily determinable fair values using the measurement alternative, no measurement event occurred during the periods presented. The equity securities are reviewed periodically for impairment using fair value measurement. The primary factors the Group considers in its determination include, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. In the event of impairment, these investments were measured using unobservable inputs (Level 3) and written down from their respective carrying values to fair value,with impairment charges incurred and recorded in consolidated statements of comprehensive income for the years then ended. The equity securities without readily determinable fair value were RMB780,558 and RMB833,778 as of December 31, 2024 and 2025. No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025. For equity method investments, no impairment loss was recognized for all years presented.

The Group measures the carrying amount of long-lived assets against the fair value determined using estimated undiscounted future cash flows with unobservable inputs (Level 3). No impairment loss of property, plant and equipment was recognized for all years presented. The Group recognized RMB131,769, RMB129,964 and RMB151,327 inventory write-downs for the years ended December 31, 2023, 2024 and 2025, respectively.

Assets and liabilities not measured at fair value but fair value disclosure is required

Financial assets and liabilities not measured at fair value include cash equivalents, time deposits, restricted cash, trade receivable, other assets, borrowings, trade and notes payable, amounts due to related parties, accruals and other liabilities.

The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group classifies the valuation techniques that use the inputs as Level 2 for short – term borrowing as the rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

22. Fair Value Measurement (Continued)

Trade receivable, other assets, trade and notes payable, amounts due to related parties and accruals and other liabilities are measured at amortized cost, and the fair values approximate their carrying values given their short maturities.

Borrowings and convertible debt are measured at amortized cost. Their fair values were estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The fair value of these borrowings obligations approximates their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks and represent a level 2 measurement. The fair value of the convertible debt, based on level 2 inputs, was RMB5,967,449 as of December 31, 2025.